Business Combinations - Asset Acquisitions (Details) - CAD ($) $ in Thousands	Jun. 30, 2019	Nov. 22, 2018	Jun. 30, 2018	Nov. 30, 2017
Net identifiable assets acquired (liabilities assumed)
Intangible assets		$ 149,745
Permits and licenses
Net identifiable assets acquired (liabilities assumed)
Intangible assets	$ 265,002		$ 65,800
H2 Biopharma Inc. (“H2” or “Aurora Eau”)
Total consideration
Cash paid				$ 0
Common shares issued				15,283
Cash acquisition costs paid				636
Loan settlement				3,000
Contingent consideration				14,957
Consideration transferred				33,876
Net identifiable assets acquired (liabilities assumed)
Cash				205
Accounts receivables				369
Property, plant and equipment				8,304
Identifiable assets acquired				36,043
Accounts payable and accruals				(2,167)
Net identifiable assets (liabilities) acquired				33,876
H2 Biopharma Inc. (“H2” or “Aurora Eau”) | Permits and licenses
Net identifiable assets acquired (liabilities assumed)
Intangible assets				$ 27,165